Supplement Dated February 4, 1997
                         To prospectus Dated May 1, 1996
                     For Life of Virginia Series Fund, Inc.


On January 29, 1997 the Board of Directors of Life of Virginia Series Fund, Inc, (the "Fund") voted to make the following changes (subject to shareholder approval) with respect to the Fund:

(1) To replace Aon Advisors, Inc., the current investment advisor of the Fund's portfolios, with GE Investment Management Incorporated ("GEIM"). GEIM is a registered investment adviser that is a division of General Electric Company.

(2) To cease using the services of Perpetual Portfolio Management Limited, the current investment sub-adviser of the Fund's International Equity Portfolio.

(3) To appoint KPMG Peat Marwick LLP as the Fund's independent public accountant.

(4)  To change the Fund's name to "GE Investments Funds, Inc."

The directors of the Fund set April 16, 1997 as the date for a shareholder meeting to consider these changes. Shareholders of record at the close of business on February 28, 1997 will have the tight to vote on these and other matters to be considered at the shareholder meeting. A proxy statement describing these matters in greater detail will be mailed on or about March 5, 1997 to all Fund shareholders of record as of the close of business on February 28, 1997. If you would like additional information (or a copy of the proxy statement when it is available) please write to the Fund at 6610 W. Broad St., Richmond, Virginia 23230 or call 1-800-636- 7203.




                       Life of Virginia Series Fund, Inc.
                                6610 W. Broad St.
                               Richmond, VA 23230



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February 4, 1997



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

RE:             Rule 497 for
                Life of Virginia Series Fund, Inc.
                File No. 2-91369

Commissioners:

Transmitted with this letter via EDGAR for filing pursuant to Rule 497 under the Securities Act of 1933 is an electronic format copy of a supplement, dated February 4, 1997, to the current prospectus dated May 1, 1996 for Life of Virginia Series Fund, Inc.

The supplement is in the exact form in which it will be used.

If you have any questions, please contact the undersigned at (804) 281-6382 or Laurie Deusebio at (804) 289-6765.

Sincerely,



William E. Daner, Jr.
Counsel

Enclosures

cc:  David Goldstein, Esq.
           Sutherland, Asbill & Brennan
           1275 Pennsylvania Ave., NW
           Washington, DC  20004-2404
     Laurie Deusebio, Life of Virginia



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